Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 229,650
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 6.950% Perpetual Subordinated Contingent Convertible Securities (Callable During Any Optional Redemption Period).
Narrative - Max Aggregate Offering Price	$ 1,500,000,000
Final Prospectus	true